Crawford Large Cap Dividend Fund
Schedule of Investments
September 30, 2024 (Unaudited)
COMMON STOCKS — 99.73% Shares Fair Value
Communications — 5.58%
Comcast Corp., Class A 39,000 $ 1,629,030
Omnicom Group, Inc. 16,850 1,742,122
3,371,152
Consumer Discretionary — 5.38%
Genuine Parts Co. 10,440 1,458,259
Home Depot, Inc. (The) 4,410 1,786,932
3,245,191
Consumer Staples — 10.90%
Coca-Cola Co. (The) 28,000 2,012,080
Mondelez International, Inc., Class A 15,850 1,167,670
Philip Morris International, Inc. 16,750 2,033,450
Procter & Gamble Co. (The) 7,900 1,368,280
6,581,480
Energy — 0.83%
Canadian Natural Resources Ltd. 15,000 498,150
Financials — 20.32%
American Express Co. 9,900 2,684,880
BlackRock, Inc. 1,700 1,614,167
Charles Schwab Corp. (The) 15,000 972,150
Intercontinental Exchange, Inc. 6,200 995,968
JPMorgan Chase & Co. 6,350 1,338,961
M&T Bank Corp. 3,000 534,360
Marsh & McLennan Companies, Inc. 5,650 1,260,458
Visa, Inc., Class A 5,050 1,388,498
Willis Towers Watson PLC 4,998 1,472,060
12,261,502
Health Care — 19.13%
AbbVie, Inc. 11,500 2,271,020
AstraZeneca PLC - ADR 25,000 1,947,750
Johnson & Johnson 11,140 1,805,348
Medtronic PLC 20,000 1,800,600
Merck & Co., Inc. 19,730 2,240,539
Quest Diagnostics, Inc. 7,000 1,086,750
Stryker Corp. 1,100 397,386
11,549,393
Industrials — 13.92%
Honeywell International, Inc. 7,750 1,602,003
Johnson Controls International PLC 29,100 2,258,451
RTX Corp. 10,500 1,272,180
TE Connectivity PLC 10,000 1,509,900
United Parcel Service, Inc., Class B 12,930 1,762,876
8,405,410
Real Estate — 1.38%
Alexandria Real Estate Equities, Inc. 7,000 831,250

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — 99.73% - (continued) Shares Fair Value
Technology — 18.93%
Accenture PLC, Class A 5,840 $ 2,064,323
Amdocs Ltd. 12,500 1,093,500
Microsoft Corp. 9,120 3,924,336
S&P Global, Inc. 3,300 1,704,846
SAP SE - ADR 4,000 916,400
Texas Instruments, Inc. 8,350 1,724,860
11,428,265
Utilities — 3.36%
American Electric Power Company, Inc. 8,500 872,100
WEC Energy Group, Inc. 12,000 1,154,160
2,026,260
Total Common Stocks (Cost $29,048,255) 60,198,053
MONEY MARKET FUNDS — 0.30% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%
(a)
180,097 180,097
Total Money Market Funds (Cost $180,097) 180,097
Total Investments — 100.03% (Cost $29,228,352) 60,378,150
Liabilities in Excess of Other Assets — (0.03)% (15,938)
NET ASSETS — 100.00% $ 60,362,212
(a) Rate disclosed is the seven day effective yield as of September 30, 2024.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
September 30, 2024 (Unaudited)
COMMON STOCKS — 97.89% Shares Fair Value
Consumer Discretionary — 9.96%
Academy Sports & Outdoors, Inc. 113,110 $ 6,601,100
Carter's, Inc. 60,074 3,903,609
Columbia Sportswear Co. 49,300 4,101,267
HNI Corp. 91,544 4,928,729
Lakeland Industries, Inc. 114,310 2,297,631
Monro, Inc. 102,107 2,946,808
Rocky Brands, Inc. 112,254 3,576,412
Shoe Carnival, Inc. 102,073 4,475,901
32,831,457
Consumer Staples — 7.34%
Flowers Foods, Inc. 137,551 3,173,302
Inter Parfums, Inc. 26,242 3,397,814
J&J Snack Foods Corp. 28,290 4,869,274
MGP Ingredients, Inc. 31,734 2,641,856
Phibro Animal Health Corp., A 125,335 2,822,544
Turning Point Brands, Inc. 90,828 3,919,228
Utz Brands, Inc. 191,701 3,393,108
24,217,126
Energy — 2.14%
DT Midstream, Inc. 89,805 7,064,061
Financials — 19.87%
Artisan Partners Asset Management, Inc., Class A 77,308 3,348,983
BancFirst Corp. 40,642 4,277,571
First Hawaiian, Inc. 128,537 2,975,632
Hamilton Lane, Inc., Class A 37,000 6,230,430
Hanover Insurance Group, Inc. 47,459 7,029,153
LAZARD INC 102,909 5,184,555
Old Republic International Corp. 189,308 6,705,289
Piper Sandler Cos 6,947 1,971,628
SouthState Corp. 46,362 4,505,459
Stock Yards Bancorp, Inc. 79,460 4,925,725
Trico Bancshares 121,344 5,175,321
Walker & Dunlop, Inc. 45,662 5,186,747
Webster Financial Corp. 75,886 3,537,046
WSFS Financial Corp. 87,949 4,484,520
65,538,059
Health Care — 8.93%
CONMED Corp. 90,066 6,477,547
Embecta Corp. 226,938 3,199,826
LeMaitre Vascular, Inc. 78,202 7,264,184
Perrigo Co. PLC 232,406 6,096,009
U.S. Physical Therapy, Inc. 75,913 6,424,517
29,462,083
Industrials — 29.49%
AZZ, Inc. 81,701 6,749,319

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — 97.89% - (continued) Shares Fair Value
Industrials — 29.49% - (continued)
Belden, Inc. 64,294 $ 7,530,756
Cactus, Inc., Class A 64,446 3,845,493
Cadre Holdings, Inc. 92,493 3,510,109
ESCO Technologies, Inc. 54,671 7,051,465
Franklin Electric Co., Inc. 56,218 5,892,771
H&R Block, Inc. 58,921 3,744,430
Hackett Group, Inc. (The) 238,187 6,257,172
Hillenbrand, Inc. 104,814 2,913,829
Information Services Group, Inc. 574,637 1,896,302
Landstar System, Inc. 17,718 3,346,399
Littelfuse, Inc. 20,802 5,517,731
Moog, Inc., Class A 34,545 6,978,781
MSC Industrial Direct Co., Inc., Class A 59,215 5,096,043
Mueller Water Products, Inc. 319,964 6,943,219
Standex International, Inc. 36,212 6,618,829
Tennant Co. 32,891 3,158,852
Valmont Industries, Inc. 22,298 6,465,305
Woodward, Inc. 21,690 3,720,052
97,236,857
Materials — 2.96%
HB Fuller Co. 80,106 6,358,814
WD-40 Co. 13,150 3,391,122
9,749,936
Real Estate — 6.29%
Independence Realty Trust, Inc. 325,293 6,668,507
National Storage Affiliates Trust 135,079 6,510,808
STAG Industrial, Inc. 96,778 3,783,052
Terreno Realty Corp. 56,500 3,775,895
20,738,262
Technology — 9.46%
American Software, Inc., Class A 549,331 6,147,014
CTS Corp. 79,841 3,862,708
Pegasystems, Inc. 60,814 4,444,895
Power Integrations, Inc. 90,499 5,802,795
Sapiens International Corp. NV 181,840 6,777,177
Simulations Plus, Inc. 129,998 4,162,536
31,197,125
Utilities — 1.45%
Black Hills Corp. 78,352 4,788,874
Total Common Stocks (Cost $241,678,100) 322,823,840

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
MONEY MARKET FUNDS — 2.05% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%
(a)
6,746,514 $ 6,746,514
Total Money Market Funds (Cost $6,746,514) 6,746,514
Total Investments — 99.94% (Cost $248,424,614) 329,570,354
Other Assets in Excess of Liabilities — 0.06% 187,909
NET ASSETS — 100.00% $ 329,758,263
(a) Rate disclosed is the seven day effective yield as of September 30, 2024.

Crawford Multi-Asset Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
COMMON STOCKS — 53.16% Shares Fair Value
Communications — 3.28%
BCE, Inc. 53,110 $ 1,848,228
Verizon Communications, Inc. 67,860 3,047,593
4,895,821
Consumer Staples — 5.18%
Kraft Heinz Co. (The) 84,340 2,961,177
Philip Morris International, Inc. 39,360 4,778,304
7,739,481
Energy — 14.19%
Canadian Natural Resources Ltd. 45,860 1,523,011
Chevron Corp. 7,870 1,159,015
DT Midstream, Inc. 31,080 2,444,753
Kinder Morgan, Inc. 259,390 5,729,924
ONEOK, Inc. 57,530 5,242,709
Williams Companies, Inc. (The) 112,180 5,121,017
21,220,429
Financials — 2.97%
Huntington Bancshares, Inc. 204,570 3,007,179
Prudential Financial, Inc. 11,800 1,428,980
4,436,159
Health Care — 4.91%
AbbVie, Inc. 19,670 3,884,432
Perrigo Co. PLC 49,180 1,289,991
Pfizer, Inc. 74,750 2,163,265
7,337,688
Industrials — 1.97%
United Parcel Service, Inc., Class B 21,640 2,950,398
Real Estate — 11.81%
Alexandria Real Estate Equities, Inc. 18,130 2,152,938
Crown Castle International Corp. 23,610 2,800,854
Four Corners Property Trust, Inc. 130,810 3,834,040
Healthpeak Properties, Inc. 157,833 3,609,641
Mid-America Apartment Communities, Inc. 9,120 1,449,168
WP Carey, Inc. 60,995 3,799,989
17,646,630
Technology — 1.90%
American Software, Inc., Class A 59,020 660,434
International Business Machines Corp. 9,840 2,175,427
2,835,861
Utilities — 6.95%
American Electric Power Company, Inc. 31,470 3,228,822
Dominion Energy, Inc. 41,310 2,387,305
Duke Energy Corp. 41,330 4,765,349
10,381,476
Total Common Stocks (Cost $67,182,156) 79,443,943

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
PREFERRED STOCKS — 26.90% Shares Fair Value
Financials — 14.46%
AGNC Investment Corp., Series G, 7.75% 84,588 $ 2,107,933
American Express Co., Series D, 3.55% 3,734,000 3,547,228
Annaly Capital Management, Inc., Series F, 6.95% 73,700 1,867,558
Bank of America Corp., Series KK, 5.38% 9,830 241,130
Invesco Mortgage Capital, Inc., Series C, 7.50% 123,930 2,980,517
M&T Bank Corp., Series J, 7.50% 48,900 1,369,689
Two Harbors Investment Cor p., Series B, 7.63% 167,200 4,163,280
Wells Fargo & Co., Series L, 7.50% 4,150 5,321,130
21,598,465
Real Estate — 6.75%
Armada Hoffler Properties, Inc., Series A, 6.75% 67,300 1,718,842
Digital Realty Trust, Inc., Series L, 5.20% 151,540 3,600,590
UMH Properties, Inc., Series D, 6.38% 116,080 2,796,367
Vornado Realty Trust, Series M, 5.25% 110,150 1,974,990
10,090,789
Utilities — 5.69%
Sempra Energy, 5.75% 8,690 215,078
Southern Co. (The), Series A, 4.95% 185,090 4,394,036
Spire, Inc., Series A, 5.90% 157,370 3,891,760
8,500,874
Total Preferred Stocks (Cost $40,066,849) 40,190,128
CORPORATE BONDS — 15.78%
Principal
Amount Fair Value
Energy — 1.96%
TransCanada Trust, 5.63%, 5/20/2075 $ 2,950,000 2,928,394
Financials — 3.92%
Charles Schwab Corp. (The), Series I, 4.00%, 12/31/2049 6,109,000 5,864,464
Real Estate — 2.68%
Crown Castle, Inc., 5.00%, 1/11/2028 3,936,000 4,004,074
Technology — 4.57%
Analog Devices, Inc., 5.09%, 10/1/2024 2,950,000 2,950,000
Fidelity National Information Services, Inc., 4.50%, 7/15/2025 3,894,000 3,887,701
6,837,701
Utilities — 2.65%
WEC Energy Group, Inc., 4.75%, 1/9/2026 3,936,000 3,952,890
Total Corporate Bonds (Cost $23,025,691) 23,587,523

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
MONEY MARKET FUNDS — 4.20% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%
(a)
6,275,091 $ 6,275,091
Total Money Market Funds (Cost $6,275,091) 6,275,091
Total Investments — 100.04% (Cost $136,549,787) 149,496,685
Liabilities in Excess of Other Assets — (0.04)% (66,029)
NET ASSETS — 100.00% $ 149,430,656
(a) Rate disclosed is the seven day effective yield as of September 30, 2024.